Schedule of investments

Delaware Emerging Markets Debt Fund	October 31, 2019 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds – 80.53%Δ
Argentina - 2.08%
Aeropuertos Argentina 2000 144A 6.875% 2/1/27 #	370,313	$345,316
Tecpetrol 144A 4.875% 12/12/22 #	235,000	216,494
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	515,000	434,403
YPF
144A 8.50% 6/27/29 #	637,000	488,706
144A 63.354% (BADLARPP + 4.00%) 7/7/20 #•	170,000	37,842
		1,522,761
Bahrain - 0.36%
Oil and Gas Holding 144A 7.625% 11/7/24 #	230,000	261,107
		261,107
Brazil - 10.20%
Aegea Finance 144A 5.75% 10/10/24 #	435,000	460,017
Banco do Brasil 3.875% 10/10/22	308,000	316,008
Braskem Finance 6.45% 2/3/24	515,000	575,513
BRF 144A 4.875% 1/24/30 #	1,065,000	1,063,829
CSN Resources 144A 7.625% 2/13/23 #	1,060,000	1,098,557
Itau Unibanco Holding 144A 5.50% 8/6/22 #	600,000	637,800
JBS Investments II
144A 5.75% 1/15/28 #	490,000	511,683
144A 7.00% 1/15/26 #	245,000	266,193
Klabin Austria 144A 7.00% 4/3/49 #	600,000	648,906
Petrobras Global Finance
144A 5.093% 1/15/30 #	290,000	307,907
6.90% 3/19/49	300,000	349,290
7.25% 3/17/44	105,000	127,837
Rede D’or Finance 144A 4.95% 1/17/28 #	460,000	467,475
Suzano Austria 5.00% 1/15/30	635,000	654,844
		7,485,859
Chile - 2.56%
AES Gener 144A 7.125% 3/26/79 #µ	405,000	421,527
Engie Energia Chile 144A 4.50% 1/29/25 #	435,000	464,559
Latam Finance 144A 7.00% 3/1/26 #	405,000	437,197
Sociedad Quimica y Minera de Chile 144A 4.25% 5/7/29 #	525,000	556,631
		1,879,914
China - 7.48%
Baidu 3.875% 9/29/23	400,000	415,785
Bank of China 144A 5.00% 11/13/24 #	405,000	442,031
BOC Aviation 144A 2.375% 9/15/21 #	400,000	397,364
China Overseas Finance Cayman V 3.95% 11/15/22	592,000	611,674
JD. com 3.125% 4/29/21	400,000	402,140
Kaisa Group Holdings 144A 11.95% 10/22/22 #	745,000	757,106
Shimao Property Holdings 5.60% 7/15/26	615,000	643,262

NQ-227 [10/19] 12/19 (1029357) 1

Schedule of investments

Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
Sinopec Group Overseas Development 2018 144A
2.50% 8/8/24 #	500,000	$499,047
State Grid Overseas Investment 2016 144A
2.25% 5/4/20 #	210,000	210,006
Syngenta Finance 144A 5.182% 4/24/28 #	425,000	451,074
Tencent Holdings 144A 3.28% 4/11/24 #	640,000	659,793
		5,489,282
Colombia - 2.55%
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #	585,000	613,841
Geopark 144A 6.50% 9/21/24 #	400,000	414,900
Gran Tierra Energy 144A 7.75% 5/23/27 #	400,000	384,000
Millicom International Cellular 144A 6.25% 3/25/29 #	420,000	459,367
		1,872,108
Dominican Republic - 0.64%
AES Andres 144A 7.95% 5/11/26 #	440,000	470,804
		470,804
Ecuador - 0.69%
International Airport Finance 144A 12.00% 3/15/33 #	470,000	509,245
		509,245
Georgia - 0.57%
Bank of Georgia 144A 6.00% 7/26/23 #	400,000	416,728
		416,728
Ghana - 0.84%
Tullow Oil 144A 7.00% 3/1/25 #	595,000	616,569
		616,569
Guatemala - 0.28%
Comunicaciones Celulares via Comcel Trust 144A
6.875% 2/6/24 #	200,000	206,500
		206,500
Hong Kong - 0.66%
CK Hutchison International 17 144A 2.875% 4/5/22 #	475,000	480,451
		480,451
India - 4.97%
Adani Ports & Special Economic Zone
144A 3.375% 7/24/24 #	265,000	268,195
144A 4.375% 7/3/29 #	205,000	214,210
Azure Power Solar Energy 144A 5.65% 12/24/24 #	655,000	659,421
Bharti Airtel 144A 4.375% 6/10/25 #	580,000	584,274
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	760,000	769,576

2 NQ-227 [10/19] 12/19 (1029357)

(Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
India (continued)
ICICI Bank 144A 4.00% 3/18/26 #	460,000	$480,052
Vedanta Resources Finance II 144A 9.25% 4/23/26 #	670,000	674,355
		3,650,083
Indonesia - 1.31%
Listrindo Capital 144A 4.95% 9/14/26 #	942,000	958,014
		958,014
Israel - 1.94%
Israel Chemicals 144A 6.375% 5/31/38 #	450,000	543,557
Israel Electric 144A 5.00% 11/12/24 #	400,000	440,800
Teva Pharmaceutical Finance Netherlands III
6.75% 3/1/28	490,000	441,000
		1,425,357
Kazakhstan - 1.17%
KazMunayGas National JSC 144A 6.375% 10/24/48 #	200,000	252,220
KazTransGas JSC 144A 4.375% 9/26/27 #	575,000	604,635
		856,855
Kuwait - 0.65%
Equate Petrochemical 144A 3.00% 3/3/22 #	475,000	476,632
		476,632
Malaysia - 0.72%
Resorts World Las Vegas 144A 4.625% 4/16/29 #	500,000	526,757
		526,757
Mexico - 9.45%
Alpek 144A 4.25% 9/18/29 #	655,000	668,264
Banco Mercantil del Norte 144A 6.75%#µy	440,000	450,344
Banco Santander Mexico
144A 4.125% 11/9/22 #	150,000	156,750
144A 5.95% 10/1/28 #µ	205,000	220,785
BBVA Bancomer
144A 5.125% 1/18/33 #µ	460,000	449,903
144A 6.75% 9/30/22 #	314,000	345,777
Cydsa 144A 6.25% 10/4/27 #	430,000	445,054
El Puerto de Liverpool 144A 3.95% 10/2/24 #	695,000	717,136
Grupo Bimbo 144A 4.00% 9/6/49 #	605,000	579,693
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	500,000	521,255
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	500,000	478,750
Minera Mexico 144A 4.50% 1/26/50 #	960,000	943,872
Orbia Advance 144A 5.50% 1/15/48 #	594,000	603,801
Petroleos Mexicanos 144A 7.69% 1/23/50 #	325,000	355,193
		6,936,577

NQ-227 [10/19] 12/19 (1029357) 3

Schedule of investments

Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Morocco - 0.69%
OCP
144A 4.50% 10/22/25 #	200,000	$212,119
144A 6.875% 4/25/44 #	235,000	293,322
		505,441
Nigeria - 0.97%
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	685,000	708,975
		708,975
Panama - 3.06%
Banco General 144A 4.125% 8/7/27 #	400,000	419,980
Banistmo 144A 3.65% 9/19/22 #	639,000	649,384
C&W Senior Financing DAC 144A 7.50% 10/15/26 #	400,000	430,500
Cable Onda 144A 4.50% 1/30/30 #	735,000	746,223
		2,246,087
Paraguay - 1.38%
Bioceanico Sovereign Certificate 144A 2.634% 6/5/34 #	880,000	613,800
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #	615,000	401,287
		1,015,087
Peru - 3.00%
Banco de Credito del Peru 144A 2.70% 1/11/25 #	505,000	503,106
Banco Internacional del Peru 144A 3.375% 1/18/23 #	623,000	632,033
Kallpa Generacion 144A 4.125% 8/16/27 #	600,000	612,720
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	425,000	452,625
		2,200,484
Qatar - 0.74%
QNB Finance 3.50% 3/28/24	525,000	543,250
		543,250
Republic of Korea - 2.97%
Kia Motors 144A 3.00% 4/25/23 #	695,000	704,271
Kookmin Bank 144A 2.875% 3/25/23 #	475,000	482,432
Shinhan Financial Group 144A 3.34% 2/5/30 #µ	555,000	565,650
Woori Bank 144A 4.75% 4/30/24 #	400,000	429,202
		2,181,555
Republic of Vietnam - 1.00%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	720,000	734,937
		734,937
Russia - 4.03%
Gazprom OAO via Gaz Capital 144A 4.95% 3/23/27 #	675,000	731,462
Novolipetsk Steel via Steel Funding DAC 144A
4.00% 9/21/24 #	600,000	624,859
Phosagro OAO via Phosagro Bond Funding DAC
144A 3.949% 4/24/23 #	200,000	206,145

4 NQ-227 [10/19] 12/19 (1029357)

(Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Russia (continued)
Phosagro OAO via Phosagro Bond Funding DAC
144A 3.95% 11/3/21 #	240,000	$245,828
VEON Holdings 144A 4.00% 4/9/25 #	1,118,000	1,149,930
		2,958,224
Saudi Arabia - 2.24%
Saudi Arabian Oil
144A 2.875% 4/16/24 #	485,000	492,803
144A 4.25% 4/16/39 #	400,000	429,287
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	680,000	721,018
		1,643,108
Singapore - 0.93%
DBS Group Holdings 144A 4.52% 12/11/28 #µ	645,000	685,603
		685,603
South Africa - 1.43%
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	540,000	611,550
Sasol Financing USA
5.875% 3/27/24	200,000	215,827
6.50% 9/27/28	200,000	223,789
		1,051,166
Thailand - 1.42%
Bangkok Bank 144A 3.733% 9/25/34 #µ	1,025,000	1,042,996
		1,042,996
Turkey - 2.80%
Akbank T. A. S.
144A 5.125% 3/31/25 #	400,000	383,459
144A 7.20% 3/16/27 #µ	205,000	194,430
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	400,000	394,837
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	600,000	638,298
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	430,000	442,074
		2,053,098
Ukraine - 2.35%
Kernel Holding
144A 6.50% 10/17/24 #	645,000	649,515
144A 8.75% 1/31/22 #	420,000	445,654
MHP 144A 7.75% 5/10/24 #	200,000	212,708
MHP LUX 144A 6.95% 4/3/26 #	400,000	413,604
		1,721,481

NQ-227 [10/19] 12/19 (1029357) 5

Schedule of investments

Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
United Arab Emirates - 2.40%
ADES International Holding 144A 8.625% 4/24/24 #	430,000	$443,438
DAE Funding 144A 5.00% 8/1/24 #	545,000	570,233
DP World Crescent 144A 3.908% 5/31/23 #	200,000	207,500
Emirates NBD 3.25% 11/14/22	530,000	541,685
		1,762,856
Total Corporate Bonds (cost $57,987,498)		59,095,951

Sovereign Bonds – 5.83%Δ
Argentina - 0.55%
Argentine Republic Government International Bond
5.625% 1/26/22	938,000	402,411
		402,411
Dominican Republic - 0.49%
Dominican Republic International Bond 144A
6.00% 7/19/28 #	325,000	360,347
		360,347
Egypt - 0.58%
Egypt Government International Bond 144A
7.60% 3/1/29 #	400,000	424,116
		424,116
El Salvador - 0.53%
El Salvador Government International Bond 144A
7.125% 1/20/50 #	380,000	386,935
		386,935
Ghana - 0.73%
Ghana Government International Bond 144A
7.875% 3/26/27 #	515,000	536,017
		536,017
Ivory Coast - 0.27%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #	200,000	196,840
		196,840
Kenya - 0.62%
Kenya Government International Bond 144A
8.00% 5/22/32 #	430,000	459,180
		459,180
Mongolia - 0.29%
Development Bank of Mongolia 144A 7.25% 10/23/23 #	200,000	209,992
		209,992
Russia - 0.29%
Russian Foreign Bond - Eurobond 144A 4.25% 6/23/27 #	200,000	214,681
		214,681

6 NQ-227 [10/19] 12/19 (1029357)

(Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Sri Lanka - 0.55%
Sri Lanka Government International Bond 144A
7.55% 3/28/30 #	400,000	$404,749
		404,749
Turkey - 0.29%
Turkey Government International Bond 7.625% 4/26/29	200,000	215,000
		215,000
Ukraine - 0.64%
Ukraine Government International Bond 144A
7.75% 9/1/26 #	435,000	468,490
		468,490
Total Sovereign Bonds (cost $4,189,838)		4,278,758

Supranational Bank – 0.76%
Banque Ouest Africaine de Developpement 144A
4.70% 10/22/31 #	548,000	552,814
Total Supranational Bank (cost $548,000)		552,814

	Number of shares
Short-Term Investments – 12.91%
Money Market Mutual Funds - 12.91%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.72%)	1,894,832	1,895,083
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.72%)	1,894,831	1,895,083
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.71%)	1,894,831	1,895,083
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.72%)	1,894,831	1,895,083
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.67%)	1,894,831	1,894,987
Total Short-Term Investments (cost $9,475,319)		9,475,319

Total Value of Securities – 100.03%
(cost $72,200,655)		73,402,842

Liabilities Net of Receivables and Other Assets – (0.03%)		(20,894)
Net Assets Applicable to 8,425,233 Shares Outstanding – 100.00%		$73,381,948

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
   At Oct. 31, 2019, the aggregate value of Rule 144A securities was $56,527,190, which represents
   77.03% of the Fund’s net assets.

NQ-227 [10/19] 12/19 (1029357) 7

Schedule of investments

Delaware Emerging Markets Debt Fund (Unaudited)

°   Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ  Securities have been classified by country of origin.

µ  Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2019.
    Rate will reset at a future date.
y  No contractual maturity date.
•  Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
   Oct. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
   LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
BADLARPP – Argentina Term Deposit Rate
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

8 NQ-227 [10/19] 12/19 (1029357)